Net Income Per Common Unit	6 Months Ended
Mar. 24, 2012
Net Income Per Common Unit [Abstract]
Net Income Per Common Unit
6.	Net Income Per Common Unit
Computations of basic income per Common Unit are performed by dividing net income by the weighted average number of outstanding Common Units, and restricted units granted under the restricted unit plans to retirement-eligible grantees. Computations of diluted income per Common Unit are performed by dividing net income by the weighted average number of outstanding Common Units and unvested restricted units granted under the restricted unit plans. In computing diluted net income per Common Unit, weighted average units outstanding used to compute basic net income per Common Unit were increased by 235,661 and 219,269 units for the three and six months ended March 24, 2012, respectively, and 244,092 and 223,057 units for the three and six months ended March 26, 2011, respectively, to reflect the potential dilutive effect of the unvested restricted units outstanding using the treasury stock method.